Notes to the Balance Sheet - Summary of Other Financial Assets - Additional Information(Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Net gain from disposal of available-for-sale financial assets	€ 0.6	€ (6.1)	€ 0.4
Interest expense/ income from financial assets at amortized cost	€ (1.7)	€ (0.5)	€ 0.1